Product warranty (Tables)	12 Months Ended
Mar. 31, 2015
Product Warranties Disclosures [Abstract]
Schedule of Accrued Warranty Obligation

Changes in the accrued warranty obligation were as follows:

	Year ended March 31,
	2015	2014	2013
Balance at beginning of year	$17,775	$19,794	$17,514
Actual warranty costs incurred	(12,552)	(10,995)	(13,765)
Warranty provision	8,274	10,502	16,373
Adjustments for changes in estimate	—	—	31
Currency translation adjustment	(2,049)	(1,526)	(359)

Balance at end of year	$11,448	$17,775	$19,794